Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019. The amounts presented below for other investments, cash equivalents, assets held in and liabilities related to separate accounts differ from the amounts presented in the balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for assets and liabilities held in separate accounts are received directly from third parties.

	December 31, 2020
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.7	$—		$0.7		$—
State, municipalities and political subdivisions	15.5	—		15.5		—
Foreign governments	24.1	—		24.1		—
Asset-backed	100.2	—		100.2		—
Commercial mortgage-backed	8.0	—		4.0		4.0
Residential mortgage-backed	30.1	—		30.1		—
U.S. corporate	651.0	—		650.1		0.9
Foreign corporate	132.2	—		124.6		7.6
Equity securities:
Common stocks	1.9	1.9		—		—
Non-redeemable preferred stocks	67.9	—		66.9		1.0
Other investments	17.7	17.7	(1)	—		—
Cash equivalents	1.2	1.2	(1)	—		—
Assets held in separate accounts	2,010.6	1,936.4	(2)	74.2	(3)	—
Total financial assets	$3,061.1	$1,957.2		$1,090.4		$13.5
Financial Liabilities
Liabilities related to separate accounts	$2,010.6	$1,936.4	(2)	$74.2	(3)	$—

	December 31, 2019
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.7	$—		$0.7		$—
State, municipalities and political subdivisions	14.9	—		14.9		—
Foreign governments	10.8	—		10.8		—
Asset-backed	102.4	—		102.4		—
Commercial mortgage-backed	5.0	—		1.5		3.5
Residential mortgage-backed	33.9	—		33.9		—
U.S. corporate	646.1	—		646.0		0.1
Foreign corporate	142.9	—		134.8		8.1
Equity securities:
Common stocks	2.3	2.3		—		—
Non-redeemable preferred stocks	73.0	—		71.9		1.1
Other investments	4.6	4.6	(1)	—		—
Cash equivalents	3.2	3.2		—		—
Other assets	—	—		—		—
Assets held in separate accounts	1,661.6	1,588.0	(2)	73.6	(3)	—
Total financial assets	$2,701.4	$1,598.1		$1,090.5		$12.8
Financial Liabilities
Liabilities related to separate accounts	$1,661.6	$1,588.0	(2)	$73.6	(3)	$—
(1)  Primarily includes money market funds.
(2)  Primarily includes mutual funds and related obligations.
(3) Primarily includes fixed maturity securities and related obligations.
Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2020
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Asset-backed	$—	$—	$0.1	$2.0	$—	$—	$(2.1)	—
Commercial mortgage-backed	3.5	0.1	0.4	—	—	—	—	4.0
U.S. corporate	0.1	—	—	0.8	—	—	—	0.9
Foreign corporate	8.1	—	0.1	—	(0.6)	—	—	7.6
Equity securities:
Non-redeemable preferred stocks	1.1	—	(0.1)	—	—	—	—	1.0
Total level 3 assets	$12.8	$0.1	$0.5	$2.8	$(0.6)	$—	$(2.1)	$13.5

	Year Ended December 31, 2019
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Asset-backed	$—	$—	$—	$8.5	$—	$—	$(8.5)	—
Commercial mortgage-backed	3.3	—	0.2	—	—	—	—	3.5
U.S. corporate	—	—	—	—	—	1.0	(0.9)	0.1
Foreign corporate	8.2	—	0.4	—	(0.5)	—	—	8.1
Equity securities:
Non-redeemable preferred stocks	1.1	—	—	—	—	—	—	1.1
Other assets	0.1	(0.1)	—	—	—	—	—	—
Total level 3 assets	$12.7	$(0.1)	$0.6	$8.5	$(0.5)	$1.0	$(9.4)	$12.8
(1)  Included as part of net realized gains on investments, excluding other-than-temporary impairment losses, in the statement of operations.
(2)  Included as part of change in unrealized gains on securities in the statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of valuation inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheets as of the dates indicated:

	December 31, 2020
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$43.9	$50.0	$—	$—	$50.0
Policy loans	5.3	5.3	5.3	—	—
Other investments	0.2	0.2	—	—	0.2
Total financial assets	$49.4	$55.5	$5.3	$—	$50.2
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$194.1	$241.2	$—	$—	$241.2

	December 31, 2019
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$47.4	$50.8	$—	$—	$50.8
Policy loans	5.6	5.6	5.6	—	—
Other investments	0.2	0.2	—	—	0.2
Total financial assets	$53.2	$56.6	$5.6	$—	$51.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$196.3	$230.0	$—	$—	$230.0
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.